Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,641,986)	$ (193,609)	$ (2,293,648)	$ 2,181,108
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Provision (recoveries) for credit losses	(7,666)		(131,000)	277,000
Stock based compensation	749,927
Depreciation	76,401	72,428	143,691	102,801
Changes in operating assets and liabilities:
Accounts receivable	16,369	63,329	2,407,236	4,673,572
Inventory	(39,144)	(4,412)	(43,623)	(35,294)
Tax refund receivable	6,377		(6,377)
Other current assets	(271,834)	85,540	(42,909)	115,630
Right of use asset – net			15,514
Operating lease liabilities	6,166	1,952		(817)
Accounts payable and accrued expenses	71,593	282,352	461,958	(251,542)
Deferred revenue	(92,079)	(6,056)	73,909	20,188
Deferred tax liabilities	(6,602)
Corporate taxes payable	7,508	(26,000)	(44,000)	(43,000)
Deferred income taxes payable			(398)	(44,000)
Net cash provided by (used in) operating activities	(2,124,970)	275,524	540,353	6,995,646
Cash flows used in investing activity:
Purchase of property and equipment	(447,506)	(45,874)	(46,167)	(490,020)
Net cash used in investing activity	(447,506)	(45,874)	(46,167)	(490,020)
Cash flows from (used in) financing activities:
Related party loans	18,669	(17,073)	3,300	(5,337)
Related party loans			(17,073)	17,073
Deferred offering costs		(65,000)	(111,025)	(25,000)
Partner distributions		(3,382,254)	(3,328,254)	(7,396,896)
Decrease in note payable		(73,222)
Proceeds from IPO and overallotment, net	4,680,013
Net change in note payable			(98,809)	(133,565)
Net cash provided by (used in) financing activities	4,698,682	(3,537,549)	(3,551,861)	(7,543,725)
Increase (decrease) in cash and cash equivalents	2,126,206	(3,307,899)	(3,057,675)	(1,038,099)
Cash and cash equivalents at beginning of period	2,097,945	5,155,620	5,155,620	6,193,719
Cash and cash equivalents at end of period	4,224,151	1,847,721	2,097,945	5,155,620
Supplemental disclosures of cash flow information:
Cash paid for interest	63	5,219	5,372	8,131
Supplemental Schedule of Non-Cash Financing and Investing Activities:
Issuance of Note Payable for payment of prepaid expense			0	122,083
Recognition of right of use asset and corresponding liability			$ 900,133	$ 195,155
Right of use assets acquired and operating lease liabilities	708,321	900,133
Right-of-use assets and operating lease liabilities due to lease modifications	704,927
Membership exchange for common stock		5,413,007
Fair value of Stock Warrants issued at IPO	144,358
Deferred offering costs charged to additional paid-in-capital	136,025
Restricted stock unit awards vesting	$ 38